Convertible Debentures (Details) - USD ($)						12 Months Ended
	Jan. 06, 2023	Jan. 04, 2022	Dec. 06, 2021	Dec. 03, 2021	Dec. 02, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Convertible Debentures [Line Items]
Proceeds from convertible debenture		$ 2,500,000	$ 6,000,000	$ 2,500,000	$ 6,000,000
Annual interest rate			5.00%		5.00%
Convertible debenture						$ 1,000,000
Outstanding balance of convertible debenture					$ 1,300,000
Financing transaction with gross proceeds	$ 250,000
Total proceeds percentage	50.00%
Convertible debenture outstanding							$ 2,835,400
Interest expenses						$ 137,701	$ 1,337,377	$ 11
Debenture Holder [Member]
Convertible Debentures [Line Items]
Maturity date						Jun. 30, 2023
Monthly payment	$ 216,667